SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Average Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2015
Core technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years
Core technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	7 years 6 months
Complete technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	2 years 6 months
Contract backlogs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	1 year
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years 6 months
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	9 years 6 months
Digital watermarking technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	5 years
Image tracing technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	5 years